UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                                 --------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           90
                                                 -------------

Form 13F Information Table Value Total:          $ 199,326,440
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE




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                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs                       002824100      2,604,678      58,450      X                                               58,450

ADC Telecom                       000886101      9,947,575     118,600      X                                              118,600

AMFM Inc.                         001693100      2,925,255      42,395      X                                               42,395

American Intl. Group              026874107        258,735       2,202      X                                                2,202

America Online                    02364J104      2,285,320      43,375      X                                               43,375

Automatic Data                    053015103        934,344      17,444      X                                               17,444
Processing

American Express Co.              025816109      5,477,034     105,075      X                                              105,075

Bell Atlantic                     077853109        711,832      14,009      X                                               14,009

Bank of New York                  064057102      5,714,850     122,900      X                                              122,900

Bell South                        079860102        230,175       5,400      X                                                5,400

Bristol Myers                     110122108        257,931       4,428      X                                                4,428
Squibb Co.

BP Amoco PLC                      055622104        315,393       5,576      X                                                5,576

Brandywine Fund                   105320107        210,120       4,376      X                                                4,376

Citigroup Inc.                    172967101      3,024,912      50,206      X                                               50,206

Carnival Corp. C1 A               143658102        671,288      34,425      X                                               34,425

Cendant Corp.                     151313103      1,482,866     105,919      X                                              105,919

Constellation Energy              210371100        320,480       9,842      X                                                9,842
Group

Chevron                           166751107      1,518,144      17,900      X                                               17,900

Colgate Palmolive                 194162103        347,275       5,800      X                                                5,800

Chase Manhattan Corp.             16161A108        980,717      21,291      X                                               21,291

Conseco, Inc.                     208464107        316,407      32,452      X                                               32,452

Computer Sciences                 205363104      3,753,196      50,252      X                                               50,252

Cisco Systems                     17275R102     41,480,824     652,599      X                                              652,599

DuPont E 1                        263534109      2,105,775      48,132      X                                               48,132

Walt Disney Co.                   254687106      1,972,335      50,817      X                                               50,817

Diamond Offshore                  25271C102      1,196,006      34,050      X                                               34,050

DeVRY Inc.                        251893103        325,181      12,300      X                                               12,300

Electronic Data Systems           285661104        652,740      15,824      X                                               15,824

EMC Corp.                         268648102        395,767       5,144      X                                                5,144

El Paso Energy                    283905107      1,225,811      24,065      X                                               24,065

Ericsson Tel ADR                  294821400      4,219,840     210,992      X                                              210,992

FelCor Lodging Trust              31430F101        546,675      29,550      X                                               29,550

General Electric                  369604103     17,319,340     326,780      X                                              326,780

Corning Glass Works               219350105      4,183,063      15,500      X                                               15,500

Hughes Electronics                370442832        342,225       3,900      X                                                3,900

GTE Corporation                   362320103        505,781       8,125      X                                                8,125

Health Care                        42191510        527,942      19,374      X                                               19,374
Properties

Home Depot, INc.                  437076102        405,992       8,130      X                                                8,130

Intel Corp.                       458140100     10,763,314      80,511      X                                               80,511

Jabil Circuit                     466313103        501,213      10,100      X                                               10,100

Johnson & Johnson                 478160104        495,113       4,860      X                                                4,860

K Mart Corp.                      482584109        216,297      31,750      X                                               31,750

Kimberly Clark Corp.               49436810        372,938       6,500      X                                                6,500

Coca Cola                         191216100        739,450      12,874      X                                               12,874

Lear Corp.                        521865105        800,000      40,000      X                                               40,000

Eli Lilly & Co.                    53245710        324,594       3,250      X                                                3,250

AT&T Liberty Media                001957208      1,739,938      71,750      X                                               71,750
Group CL A

Lowes Cos.                        548661107      2,148,267      52,317      X                                               52,317

LTC Properties                    502175102        116,464      19,615      X                                               19,615

Lucent Technologies               549463107        483,895       8,167      X                                                8,167

McDonalds Corp.                   580135101      1,785,805      54,218      X                                               54,218

Mercury Interactive               589405109      5,950,125      61,500      X                                               61,500

Mutual Risk Mgmt.                 628351108        303,280      17,518      X                                               17,518

Philip Morris Cos.                718154107        938,931      35,348      X                                               35,348

Motorola Inc.                     620076109      4,145,155     142,629      X                                              142,629

Merck & Co.                       589331107      2,438,667      31,826      X                                               31,826

Microsoft Corp.                   594918104        332,400       4,155      X                                                4,155

Nationwide Health                 638620104        209,759      15,050      X                                               15,050
Properties Inc.

Nortel Networks                   656569100        350,532        5,136     X                                                 5,136

Nextel Communication              65332V103      3,041,019       49,700     X                                                49,700

Pepsico                           713448108        490,146       11,030     X                                                11,030

Conseco Financing                 20847P205        211,331       15,300     X                                                15,300
Trust V 8.7% Pfd

TVA 6.75%, 6/1/28                 880591300        252,807       11,590     X                                                11,590
Ser D Pfd P 6/03

Pfizer Inc.                        71708110      3,022,656       62,972     X                                                62,972

Proctor & Gamble                  742718109        317,222        5,541     X                                                 5,541

Pilgrim Prime Rate                72146W103        110,050       12,400     X                                                12,400
Trust

T. Rowe Price Equity              779547108        273,019       11,793     X                                                11,793
Income Fund

Qwest Communications              749121109        539,109       10,850     X                                                10,850

Rite Aid                          767754104        161,438       24,600     X                                                24,600

Transocean Sedco                  G90078109        652,579       12,212     X                                                12,212
Forex Inc.

T. Rowe Price Equity              779556109        256,751        6,050     X                                                 6,050
Mid Cap Growth Fund

SBC Communications                78387G103        500,143       11,564     X                                                11,564

Southdown, Inc.                   841297104      2,713,095       46,980     X                                                46,980

Schering-Plough Corp.             806605101      3,804,923       75,345     X                                                75,345

Schlumberger Ltd.                 806857108      2,314,569       31,016     X                                                31,016

Sylvan Learning                   871399101        454,575       33,060     X                                                33,060
Systems

Staples Inc.                      855030102      2,987,101      194,283     X                                               194,283

Steinroe Intermed                 858420300        136,662       16,250     X                                                16,250
Bond Fund

Service Master Co.                81760N109        820,115       72,098     X                                                72,098

Teva Pharm Inds ADR               881624209      3,256,953       58,750     X                                                58,750

Thermo Electron Corp.             883556102        504,763       23,965     X                                                23,965

TOTAL FINA ELF S.A.               89151E109      1,040,809       13,550     X                                                13,550

Texaco, Inc.                      881694103        268,913        5,050     X                                                 5,050

Texas Instruments Inc.            882508104        397,014        5,780     X                                                 5,780

Tyco International                902124106      2,368,561       49,996     X                                                49,996

United Dominion Rlty              910197102        127,732       11,612     X                                                11,612

Viacom Inc. Cl B                  925524308      3,573,775       52,411     X                                                52,411

Wachovia Corp.                    929771103        230,508        4,249     X                                                 4,249

Wal-Mart                          931142103      4,828,975       83,800     X                                                83,800

Exxon Mobil Corp.                 30231G102      2,819,171       35,913     X                                                35,913



REPORT TOTALS                                  199,160,220
                                               ===========     =========




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